8. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Increase (decrease) in valuation allowance	$ 1,670,901	$ (234,549)
Net operating loss carryforwards	$ 13,631,270
Net operating loss carryforward beginning expiration date	Dec. 31, 2032
Effective tax rate	21.00%	21.00%
United States [Member]
Net operating loss carryforwards	$ 2,229,392	$ 1,114,659
Net operating loss carryforward beginning expiration date	Dec. 31, 2032
Effective tax rate	21.00%
Israel Tax Authority [Member]
Net operating loss carryforwards	$ 7,833,000	$ 5,600,000
Effective tax rate, Israel	23.00%